Borrowings - Schedule of Long term debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Unsecured bank loans	$ 207	$ 582
Long-term borrowings	207	582
Current portion of long-term borrowings	207	345
Long-term borrowings, excluding current portion	$ 0	$ 237